SHAREHOLDERS’ EQUITY (Details Narrative)															12 Months Ended
	Jun. 22, 2026	Feb. 17, 2026 ¥ / shares	Jan. 14, 2026 CNY (¥) ¥ / shares shares	Nov. 21, 2025 ¥ / shares shares	Oct. 17, 2025 ¥ / shares shares	Jul. 29, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Feb. 27, 2025 USD ($) $ / shares shares	Jan. 06, 2025 USD ($) $ / shares shares	Mar. 18, 2024 USD ($) $ / shares shares	Nov. 15, 2023 USD ($) $ / shares shares	Nov. 07, 2022 USD ($) $ / shares shares	Apr. 08, 2021 USD ($) $ / shares shares	Apr. 08, 2021 CNY (¥) shares	Mar. 31, 2026 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 shares	Oct. 15, 2025 shares	Jun. 29, 2022 shares	Aug. 13, 2020 shares	Apr. 04, 2019 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued								17,340,000	1,020,000	373,846,160
Public price per share | $ / shares													$ 4.00
Offering fees and expenses													$ 13,900,000	¥ 88,200,000
Common stock for issuance																			5,300,000
Common stock issued and granted												5,300,000
Common stock granted fair value | $												$ 9,301,500
Price per share | $ / shares												$ 1.755
Ordinary shares, par value | ¥ / shares		¥ 0.50
Purchase price | $						$ 25,000,000
Reverse share split	10-for-1	5-for-1		100-for-1			10-for-1
Warrants to purchase								52,020,000	3,060,000	1,121,538,480
Warrants exercise price per share | $ / shares								$ 3.275	$ 3.440	$ 0.33
Warrant term								5 years	5 years	5 years
Fair value of shares | $								$ 128,610,000	$ 1,200,000	$ 242,800,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																					135,000
Warrant [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right outstanding, measurement input								5	5	5
Warrant [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right outstanding, measurement input									2.4121
Warrant [Member] | Measurement Input, Option Volatility [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right outstanding, measurement input								2.4175		2.1365
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right outstanding, measurement input
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right outstanding, measurement input								0.0409	0.0442
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right outstanding, measurement input										0.0434
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share | $ / shares						$ 0.3125
Aggregate sale of units						80,000,000
Ordinary shares, par value | (per share)		¥ 0.10		¥ 0.001		$ 0.001	$ 0.1								$ 0.1	$ 0.1
Reverse share split				100-for-1
Common stock, shares issued				100			721								169,242	721
Common stock, shares outstanding				100			721								169,242	721
Purchase of warrants					14													22,727,275
Common Stock, Shares Authorized							900,000,000								900,000,000	900,000,000
Common Class A [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | ¥ / shares					¥ 0.001
Shares issued and sold					22,727,275
Common Class A One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | ¥ / shares				¥ 0.10
November 2023 Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share | $ / shares											$ 0.13
Aggregate sale of units											373,846,160
Ordinary share											1
Initial exercise price per share | $ / shares											$ 0.33
Aggregate purchase price of warrants | $											$ 48,600,000
January 2025 Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share | $ / shares									$ 0.15
Aggregate sale of units									10,200,000
Ordinary share									1
Initial exercise price per share | $ / shares									$ 0.344
Purchase price | $									$ 1,530,000
February 2025 Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share | $ / shares								$ 0.13
Aggregate sale of units								173,400,000
Ordinary share								1
Initial exercise price per share | $ / shares								$ 0.3275
Purchase price | $							$ 22,500,000	$ 22,500,000
Reverse share split								1-for-10
February 2025 Securities Purchase Agreement [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share | $ / shares							$ 1.3									$ 1.3
Ordinary shares, par value | $ / shares							0.001									0.001
Initial exercise price per share | $ / shares							$ 3.275									$ 3.275
Purchase Agreement [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | ¥ / shares			¥ 0.1
Shares issued and sold			4,550,000
Purchase price per share | ¥ / shares			¥ 0.20
Purchase price value | ¥			¥ 910,000
2022 Performance Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share | $ / shares											$ 0.251
Common stock granted | $											$ 1,179,700
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds | $													$ 15,000,000
Common stock, shares outstanding																				4,517,793
Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued															115,013	178,923	149,539
Common Stock [Member] | November 2023 Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares											$ 0.0001
Common Stock [Member] | January 2025 Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares									$ 0.0001
Common Stock [Member] | February 2025 Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares								$ 0.0001
Shares issued and sold							17,340,000
Common Stock [Member] | 2022 Performance Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued and granted											4,700,000
Grandsky Phoenix Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued													3,750,000	3,750,000